STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010		Dec. 31, 2010		Dec. 31, 2009
REVENUE
REVENUE, NET	$ 10,535		$ 9,567		$ 38,363		$ 41,770		$ 51,199		$ 58,301
OPERATING EXPENSES
Consulting	10,500		13,600		51,500		48,100		62,990		159,598
Collection agency fees	3,934		5,883		12,343		24,494		30,496		47,279
Professional fees	10,326		4,966		35,355		6,921		15,971		16,968
Impairment loss	0		2,510		3,477		11,077		13,164		98,091
Telephone	0		0		0				4,423		8,151
Depreciation	241		241		723		723		964		4,166
Computer and network									614		3,256
Bank fees									284		464
Office supplies									171		1,543
Business licenses and permits									75		1,342
Miscellaneous									33		2,852
Rent									0		31,357
Printing and reproduction									0		4,198
Parking									0		3,118
Other operating expenses	2,650		1,785		5,723		4,137
TOTAL OPERATING EXPENSES	27,651		28,985		109,121		95,452		129,185		382,383
LOSS FROM OPERATIONS	(17,116)		(19,418)		(70,758)		(53,682)		(77,986)		(324,082)
OTHER INCOME (EXPENSE)
Loss on disposal of property and equipment	0		0		0		0		0		(6,053)
Interest income	0		2,132		2,080		6,003		9,386		4,765
Other income (expense)	55		5		112		47		0		0
TOTAL OTHER INCOME (EXPENSE)	55		2,137		2,192		6,050		9,386		(1,288)
LOSS BEFORE PROVISION FOR INCOME TAXES	(17,061)		(17,281)		(68,566)		(47,632)		(68,600)		(325,370)
PROVISION FOR INCOME TAXES	0		0		800		800		800		800
NET LOSS	$ (17,061)		$ (17,281)		$ (69,366)		$ (48,432)		$ (69,400)		$ (326,170)
Net loss per share	$ 0.00		$ 0.00		$ (0.02)		$ (0.01)		$ (0.02)		$ (0.07)
Weighted average shares outstanding (basic and diluted)	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]

[1]	The number of shares outstanding at September 30, 2011, December 31, 2010 and 2009, reflects the effects of the Company's reorganization, via merger, into a Delaware corporation on July 15, 2011.